Customer Deposits	12 Months Ended
Dec. 31, 2023
Deposits [Abstract]
Customer Deposits
11. Customer Deposits
Customer Deposits—In relation to the Company’s banking activities tied to the Birmingham acquisition in the U.K., the Company offers individual savings accounts and other depository products with differing maturities and interest rates to its customers. The balance of customer deposits as of December 31, 2023 and December 31, 2022 was $11.8 million and none, respectively, on the consolidated balance sheets.
The following table presents average balances and weighted average rates paid on deposits for the years indicated:

	Year Ended December 31, 2023
(Amounts in thousands)	Average Balance	Average Rate Paid
Notice	$2,826	2.55%
Term	2,826	2.04%
Savings	5,324	2.19%
Total Deposits	$10,976	2.26%
The following table presents maturities of customer deposits:

(Amounts in thousands)	As of December 31, 2023
Demand Deposits	$4,670
Maturing In:
2024	4,715
2025	1,423
2026	1,031
2027	—
Total	11,839
Interest Expense on deposits is recorded in warehouse interest expense in the consolidated statements of operations and comprehensive loss for the year indicated as follows:

Year Ended December 31,
(Amounts in thousands)	2023
Notice	$73
Term	23
Savings	96
Total Interest Expense	$192
Deposits are for U.K. banking clients and are protected up to £85.0 thousand ($108.2 thousand) per eligible person by the Financial Services Compensation Scheme in the U.K. Of the total customer deposits as of December 31, 2023, $0.7 million were over the applicable insured amount.